UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6644

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	12/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Connecticut Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--97.3%	Amount ($)		Value ($)

Connecticut--72.2%

Bridgeport 6%, 9/1/2006 (Insured; AMBAC)	1,750,000		1,781,850

Bristol Resource Recovery Facility Operating
Committee, Solid Waste Revenue
(Covanta Bristol Inc. Project)
5%, 7/1/2014 (Insured; AMBAC)	2,000,000		2,154,720

Connecticut:
5.25%, 3/15/2010 (Insured; MBIA)	5,100,000		5,353,878
5.75%, 6/15/2010	30,000	a	32,711
5.25%, 12/15/2010	50,000		53,970
5.375%, 12/15/2010 (Insured; MBIA)	4,100,000		4,462,276
6.173%, 12/15/2010	1,250,000	b,c	1,448,475
7.173%, 6/15/2011	1,500,000	b,c	1,771,035
5.125%, 11/15/2013	1,500,000		1,620,420
5.25%, 10/15/2022 (Insured; MBIA)	1,600,000		1,748,336
Airport Revenue (Bradley International Airport):
5.25%, 10/1/2014 (Insured; FGIC)	2,000,000		2,117,900
5.25%, 10/1/2017 (Insured; FGIC)	2,275,000		2,394,142
Special Tax Obligation Revenue
(Transportation Infrastructure):
5.25%, 9/1/2007	1,115,000		1,150,858
5.25%, 9/1/2007 (Insured; MBIA)	1,360,000		1,404,186
5.375%, 9/1/2008	2,500,000		2,631,275
5.50%, 11/1/2012 (Insured; FSA)	4,180,000		4,658,610
5.375%, 7/1/2013 (Insured; FSA)	1,000,000		1,099,050

Connecticut Clean Water Fund, Revenue
5.125%, 7/1/2007 (Insured; MBIA)	2,000,000		2,013,100

Connecticut Development Authority:
First Mortgage Gross Revenue
(Health Care Project):
(Church Homes, Inc.) 5.70%, 4/1/2012	1,990,000		2,053,242
(Elim Park Baptist) 5.375%, 12/1/2011	1,765,000		1,792,958
PCR (United Illuminating) 3%, 2/1/2009	2,500,000		2,435,825
Revenue (Duncaster Project) 5.50%, 8/1/2011
(Insured; Radian)	2,405,000		2,599,059

Connecticut Health and Educational
Facilities Authority, Revenue:
(Children's Medical Center)
5%, 7/1/2021 (Insured; MBIA)	1,045,000		1,109,247

(Greenwich Hospital)
5.75%, 7/1/2006 (Insured; MBIA)	1,000,000		1,012,590
(Hospital for Special Care)
5.125% 7/1/2007	800,000		804,472
(Nursing Home Program -
3030 Park Fairfield Health Center)
6.25%, 11/1/2021	2,500,000		2,596,850
(Stamford Hospital)
5.20%, 7/1/2007 (Insured; MBIA)	2,210,000		2,272,388
(The Loomis Chaffee School Issue)
5.25%, 7/1/2025 (Insured; AMBAC)	2,035,000		2,316,095
(University of Hartford)
5.50%, 7/1/2022 (Insured; Radian)	2,000,000		2,179,160
(University of New Haven):
6%, 7/1/2006	100,000		101,278
6.625%, 7/1/2006	2,000,000	a	2,070,960
(Windham Community Memorial Hospital)
5.75%, 7/1/2011 (Insured; ACA)	600,000		621,510
(Yale - New Haven Hospital)
5.50%, 7/1/2013 (Insured; MBIA)	1,000,000		1,030,320

Connecticut Higher Education Supplemental Loan
Authority, Revenue
(Family Education Loan Program):
5.50%, 11/15/2008	720,000		724,925
5.60%, 11/15/2009	770,000		775,567
5.625%, 11/15/2011 (Insured; AMBAC)	450,000		452,556

Connecticut Resource Recovery Authority, Revenue:
(American Refunding-Fuel Co)
5.50%, 11/15/2015	3,250,000		3,357,185
(Bridgeport Resco Co. LP Project)
5.375%, 1/1/2006 (Insured; MBIA)	2,500,000		2,500,150
(Mid-Connecticut System)
5.50%, 11/15/2010	1,000,000	a	1,081,890

Fairfield 5.50%, 4/1/2011	2,030,000		2,231,335

Greater New Haven Water Pollution Control Authority,
Regional Wastewater System Revenue
5%, 11/15/2023 (Insured; MBIA)	2,655,000		2,828,425

Greenwich Housing Authority, MFHR
(Greenwich Close Apartments) 6.25%, 9/1/2017	2,000,000		2,111,400

Hamden:
5.25%, 8/15/2014 (Insured; MBIA)	5,000		5,546
5.25%, 8/15/2014 (Insured; MBIA)	995,000		1,093,734

Hartford, Parking System Revenue
6.40%, 7/1/2010	1,000,000	a	1,116,090

Middletown 5%, 4/15/2008	1,760,000		1,828,323

New Canaan:
5.25%, 2/1/2006	550,000	a	550,935
5.30%, 2/1/2006	650,000	a	651,131

New Haven:
5.25%, 8/1/2006 (Insured; FGIC)	1,200,000		1,214,292
Air Rights Parking Facility Revenue
5.375%, 12/1/2011 (Insured; AMBAC)	1,165,000		1,277,574

University of Connecticut:
5.75%, 3/1/2010 (Insured; FGIC)	1,850,000	a	2,033,797
5%, 2/15/2024 (Insured; FSA)	1,225,000		1,301,930

Waterbury 5.25%, 2/1/2014 (Insured; FSA)	1,000,000		1,103,180

Weston:
5.25%, 7/15/2015	1,350,000	a	1,496,745
5.25%, 7/15/2015	1,000,000	a	1,108,700

Westport:
5%, 8/15/2016	1,500,000		1,638,135
5%, 8/15/2017	3,470,000		3,776,748

U.S. Related--25.1%

Childrens Trust Fund of Puerto Rico,
Tobacco Settlement Revenue:
5.75%, 7/1/2010	1,500,000	a	1,639,140
5.75%, 7/1/2010	1,300,000	a	1,420,588
5.75%, 7/1/2010	4,000,000	a	4,371,040

Guam Economic Development Authority,
Tobacco Settlement:
0/5.20%, 11/15/2007	795,000	d	730,048
0/5.45%, 11/15/2007	1,445,000	d	1,301,959
5%, 5/15/2022	170,000		172,236

Guam Waterworks Authority,
Water and Wastewater System Revenue
5.50%, 7/1/2016	1,000,000		1,054,870

Puerto Rico Commonwealth
(Public Improvement):
5.25%, 7/1/2012 (Insured; FSA)	2,600,000		2,852,278
5.25%, 7/1/2014 (Insured; MBIA)	1,000,000		1,110,270
5.50%, 7/1/2016 (Insured; FGIC)	3,270,000		3,711,319

Puerto Rico Commonwealth Highway and
Transportation Authority, Highway Revenue
5.50%, 7/1/2016 (Insured; FGIC)	2,460,000		2,792,002

Puerto Rico Electric Power Authority,
Power Revenue:
6.125%, 7/1/2009 (Insured; MBIA)	4,000,000	4,367,440
5%, 7/1/2011	3,000,000	3,172,680

Virgin Islands Public Finance Authority, Revenue,
Gross Receipts Taxes Loan:
5.625%, 10/1/2010	820,000	855,096
6.375%, 10/1/2019	3,000,000	3,347,490
Senior Lien 5.50%, 10/1/2008	1,500,000	1,574,970

Total Long-Term Municipal Investments
(cost $129,372,397)		133,626,465

Short-Term Municipal Investment--.7%

Connecticut Health and Educational Facilities Authority, Revenue
(Quinnipiac University Issue)
3.70% (LOC; JPMorgan Chase Bank)
(cost $1,000,000)	1,000,000 e	1,000,000

Total Investments (cost $130,372,397)	98.0%	134,626,465

Cash and Receivables (Net)	2.0%	2,772,688

Net Assets	100.0%	137,399,153

Notes To Financial Statements:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005 these securities amounted to $3,219,510 or 2.3% of net assets.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Security payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)